Provisions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Disclosure Of Provisions [Abstract]
Provisions
15.	Provisions

Deferred tax (note 16)
£
At 1 January 2022	1,958,233
Additions	(4,560)
Charge against provision	(136,304)
Foreign exchange difference	236,860

At 30 September 2022	2,054,229

20.	Provisions

Deferred tax (note 21) £
At 1 January 2021	1,978,716
Additions	39,876
Charge against provision	(57,020)
Foreign exchange difference	(3,339)

At 31 December 2021	1,958,233

Deferred tax (note 21) £
At 1 January 2020	2,098,969
Additions	1,527
Charge against provision	(129,076)
Foreign exchange difference	7,296

At 31 December 2020	1,978,716

Deferred tax (note 21) £
At 1 January 2019	2,771,200
Charge against provision	(609,442)
Foreign exchange difference	(62,789)

At 31 December 2019	2,098,969